PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Accumulated depreciation	$ (126,100)	$ (65,700)
Property, plant and equipment, net	29,200	87,400
Furniture and Fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	34,500	34,500
Computer Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 120,800	$ 118,600